Note 3 - Inventory	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Inventory Disclosure [Text Block]
3.	INVENTORIES

The components of inventories as of
March 31, 2016
and
2017
are as follows:

	Thousands of Yen
	2016	2017

Network equipment purchased for resale	¥658,330	¥1,093,001
Work in process	1,345,243	1,705,053

Total inventories	¥2,003,573	¥2,798,054